Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Research and development claims receivable	$36,548	$23,678
Prepayments	7,175	8,713
VAT receivable	2,344	1,849
Accounts receivable	2,088	—
Lease and lease deposit receivable	29	68
Other asset	135	240
Grant income receivable	2	384
Other receivable	271	271
Deferred cost	351	1,073
Total prepaid expenses and other current assets	$48,943	$36,276